Document And Entity Information	12 Months Ended
Dec. 31, 2025
Document Information [Line Items]
Document Type	S-3
Entity Registrant Name	MOLECULIN BIOTECH, INC.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	47-4671997
Entity Address, Address Line One	5300 Memorial Drive, Suite 950
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77007
City Area Code	713
Local Phone Number	300-5160
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Central Index Key	0001659617
Amendment Flag	false